General Information (Details 1)	Dec. 31, 2017 Number
Number of employees	8,270
Senior Executives [Member]
Number of employees	16
Managers and Deputy Managers [Member]
Number of employees	396
Other workers [Member]
Number of employees	7,858
Parent [Member]
Number of employees	363
Parent [Member] | Senior Executives [Member]
Number of employees	10
Parent [Member] | Managers and Deputy Managers [Member]
Number of employees	74
Parent [Member] | Other workers [Member]
Number of employees	279